Equity	12 Months Ended
Dec. 31, 2019
Disclosure Of Shareholders Equity [Abstract]
Equity

26.EQUITY

26.1Equity attributable to the shareholders of Enel Américas

26.1.1Subscribed and paid capital and number of shares

The issued capital of the Company for the year ended December 31, 2019 is ThUS$9,783,875 divided into 76,086,311,036 authorized, subscribed and paid-in shares. As of December 31, 2018 the issued capital was US$6,763,204 and was divided into 57,452,641,516 authorized, subscribed and paid-in shares. All of the shares issued by the Company are subscribed and paid, and they are listed for trade on the Bolsa de Comercio de Santiago de Chile, the Bolsa Electrónica de Chile, and the New York Stock Exchange (NYSE).

During the year 2019 and 2018, the Group did not engage in any transaction of any kind with potential dilutive effects leading to diluted earnings per share that could differ from basic earnings per share.

At an Extraordinary Shareholders’ Meeting of Company held on April 30, 2019, hareholders approved a capital increase for an amount of US$3billion by issuing 18,729,788,686 ordinary shares, no-par value, of the same series. The purpose of this capital increase was to enable the Company’s subsidiary Enel Brasil to repay a loan provided by Enel Finance International N.V., which replaced bank debt incurred by Enel Brasil for the acquisition of the Brazilian company Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A. (currently Enel Distribución Sao Paulo), and to restructure the liabilities of the Enel Distribución Sao Paulo’s pension funds.

All new ordinary shares will be offered preferably to shareholders on a pro rata basis based on the shares they own as of record in the Enel Américas shareholders registry, over two subscription periods. On June 26, 2019, the Company’s Board of Directors agreed that the subscription price of the 18,729,788,686 new shares, both in the first and second preemptive right subscription periods, would be US$ 0.162108214203236 per share.

During the first preemptive rights offering period held between June 27 and July 26, 2019, a total of 18,224,843,129 shares were subscribed and paid, representing 97.3% of the total of the new shares authorized for issuance under the capital increase mentioned above, for a total amount of ThUS$ 2,954,397.

During the subsequent rights offering period held between August 6 and August 29, 2019, a total of 408,826,391 shares were subscribed and paid, representing 80.96% of the total shares not subscribed in the first preemptive rights offer period and offered in the subsequent period, for a total amount of ThUS$ 66,274.

On September 12, 2019, the Company’s Board of Directors agreed not to place the remaining 96,119,166 shares and charged them to the capital increase which approximately amounted to 0.51% of the total shares which were pending subscription and payment after the end of the subsequent rights offering period. Therefore, and in accordance with the agreement of the Board, once the one-year period beginning April 30, 2019 has elapsed, the Company’s capital will be fully reduced to the amount actually paid at the expiration of the offerings indicated above.

As a result, during the capital increase process, a total of 18,633,669,520 shares were subscribed and paid for a total amount of ThUS$ 3,020,671.

The expenses incurred in the issuance and placement of shares were recognized in Other reserves. (See Note 26.5.c).

Treasury shares

The treasury shares at January 1, 2017 were ThUS$139,630 divided into 872,333,871 shares, and were acquired as part of the merger process as follows:

•

129,829,692 shares for a total amount of ThUS$21,517 acquired from the minority shareholders of the Company, Endesa Américas and Chilectra Américas, who disagreed with respect to the merger and exercised their withdrawal rights.

•	742,504,179 shares for a total amount of ThUS$118,113 corresponding to the shares of Endesa Américas acquired in the tender offer.

At the April 27, 2017, Extraordinary Shareholders’  meeting of Enel Américas, approved the cancellation of treasury shares acquired as a result of the merger process and the consequent reduction of the share capital by the same amount.

26.1.2Dividends

The following table sets forth the dividends paid in the last three years:

Dividend No.	Type of Dividend	Agreement Date	Payment Date	Total ThUS$	Dolar per Share	Charged to
94	Interim	11-24-2016	01-27-2017	81,873	0.00142	2016
95	Final	04-27-2017	05-26-2017	206,452	0.00359	2016
96	Interim	11-29-2017	01-26-2018	57,583	0.00100	2017
97	Final	04-26-2018	05-25-2018	296,939	0.00517	2017
98	Interim	11-26-2018	01-25-2019	76,900	0.00134	2018
99	Final	04-30-2019	05-10-2019	403,652	0.00703	2018
100	Interim	11-25-2019	01-24-2020	123,254	0.00162	2019

26.2Foreign currency translation reserves

The following table sets forth foreign currency translation differences attributable to the shareholders of the Company for the years ended December 31, 2019, 2018 and 2017:

Reserves for Accumulated	Balance as of December 31,
Currency Translation Differences	2019 ThUS$	2018 ThUS$	2017 ThUS$
Empresa Distribuidora Sur S.A.	(548,877)	(378,929)	(128,320)
Compañía Distribuidora y Comercializadora de Energía S.A.	111,815	115,658	149,973
Enel Distribución Perú S.A.	50,466	38,887	63,180
Dock Sud	(93,738)	(63,680)	(21,517)
Enel Brasil S.A.	(1,430,604)	(1,133,980)	(529,654)
Enel Generación Costanera S.A.	(88,477)	(42,260)	(9,381)
Emgesa S.A. E.S.P.	(38,296)	(33,476)	17,908
Enel Generación El Chocón S.A.	(318,303)	(239,155)	(126,421)
Enel Peru S.A	190,030	191,047	—
Enel Generacion Perú S.A	(94,082)	(110,613)	125,588
Enel Generación Piura S.A.	7,583	4,926	12,984
Other	(30,672)	(14,534)	(8,335)

TOTAL	(2,283,155)	(1,666,109)	(453,995)

26.3Capital Management

The Company’s objective is to maintain an adequate level of capitalization in order to be able to secure its access to the financial markets, so as to fulfill its medium- and long-term goals while maximizing the return to its shareholders and maintaining a robust financial position.

26.4Restrictions on subsidiaries transferring funds to the parent (equity note)

Certain of the Group’s subsidiaries must comply with financial ratio covenants which require them to have a minimum level of equity or other requirements that restrict the transferring of assets to the Group. The Group’s restricted net assets as of December 31, 2019 from its subsidiaries Enel Distribución Rio, Enel Distribución Perú and Enel Generación Piura were ThUS$1,341,342,  ThUS$333,447 and ThUS$78,013, respectively.

26.5Other reserves

Other reserves for the years ended December 31, 2019, 2018 and 2017, are as follows:

	Balance as of January 1, 2019	2019 changes	Balance as of December 31, 2019
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(1,666,109)	(617,046)	(2,283,155)
Cash flow hedges (b)	(5,094)	3,760	(1,334)
Fair value through other comprehensive income	(397)	(290)	(687)
Other miscellaneous reserves (c)	(3,209,283)	202,460	(3,006,823)
TOTAL	(4,880,883)	(411,116)	(5,291,999)

	Balance as of January 1, 2018	2018 changes	Balance as of December 31, 2018
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(453,995)	(1,212,114)	(1,666,109)
Cash flow hedges (b)	(3,472)	(1,622)	(5,094)
Fair value through other comprehensive income	(175)	(222)	(397)
Other miscellaneous reserves (c)	(3,408,922)	199,639	(3,209,283)
TOTAL	(3,866,564)	(1,014,319)	(4,880,883)

	Balance as of January 1, 2017	2017 changes	Balance as of December 31, 2017
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(388,942)	(65,053)	(453,995)
Cash flow hedges (b)	(11,423)	7,951	(3,472)
Fair value through other comprehensive income	227	(402)	(175)
Other miscellaneous reserves (c)	(3,364,559)	(44,363)	(3,408,922)
TOTAL	(3,764,697)	(101,867)	(3,866,564)

a)	Reserves for exchange differences on translation: These reserves arise primarily from exchange differences relating to:
•	Translation of the financial statements of our subsidiaries with functional currencies other than the US dollar (see Note 2.7.3); and
•	Translation of goodwill arising from the acquisition of companies with functional currencies other than the US dollar (see Note 3.c).
b)	Cash flow hedge reserves: These reserves represent the cumulative effective portion of gains and losses on cash flow hedges (see Note 3.g.5).
c)	Other miscellaneous reserves.

The main items and their effects are the following:

Other Miscellaneous Reserves	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$

Reserve for capital increase in 2013 (1)	(1,345,368)	(1,345,368)	(1,345,368)
Reserve for corporate reorganization (“Spin-off”) (2)	716,712	716,712	716,712
Reserve for subsidiaries transactions (3)	(456,349)	(439,290)	(439,290)
Reserve for transition to IFRS (4)	(1,490,605)	(1,490,605)	(1,490,604)
Reserve for Merger of Enel Américas, Endesa Américas and Chilectra Américas (5)	(730,748)	(730,748)	(730,748)
Reserve for Tender Offer of Endesa Américas and withdrawal rights (6)	(57,101)	(57,101)	(57,100)
Argentine hyperinflation (7)	446,196	205,130	—
Reserve for Capital Increase year 2019 (8)	(20,797)	—	—
Other miscellaneous reserves (9)	(68,763)	(68,013)	(62,524)

Total	(3,006,823)	(3,209,283)	(3,408,922)

(1)	Reserve originated from the capital increase that the Company made during the first quarter of 2013.
(2)

Reserve for corporate reorganization (Spin-Offs of companies) completed on March 1, 2016. Corresponds to the effects from the reorganization of Enersis Américas and the separation of the Chilean business into a new entity, Enel Chile S.A..

(3)

Reserve from transactions with our subsidiaries. Corresponds to the effect of purchases of equity interests in subsidiaries that were accounted for as transactions between entities under common control.

(4)

Reserve for transition to IFRS. In accordance with Official Bulletin No. 456 from the SVS (Superintendencia de Valores y Seguros de Chile), included in this line item is the price-level restatement of paid-in capital from the date of transition to IFRS, January 1, 2004 to December 31, 2008.

(5)

Reserve for Merger of Endesa Américas and Chilectra Américas with and into the Company, completed on December 1, 2016. Represents the recognition of the difference between the capital increase in the Company and the carrying amount of the non-controlling interests that became part of the equity attributable to the equity owners of Enel Américas after completion of the Merger. The difference between the fair market value of the consideration received or paid and the amount by which the non-controlling interests is adjusted is being recognized in equity attributable to the owners of Enel Américas.

(6)

Reserve for Tender Offer of Endesa Américas and withdrawal rights. Represents the recognition of the difference between the carrying amount and the price paid for the non-controlling interests acquired in the Tender Offer on Endesa Américas, which resulted in a charge to other reserves for ThUS$56,578. Also, includes ThUS$523 related to recognition of the difference between the carrying amount and the price paid for the shares of those shareholders who exercised their withdrawal rights.

(7)	Corresponds to the effect that our subsidiaries in Argentina have recognized through the application of IAS 21 on equity accounts.
(8)

Reserve for Capital Increasein 2019. As of December 31, 2019, the Company has recorded a charge of ThUS$20,797, which corresponds to expenses for the issuance and placement of shares, determined according to the accounting criteria described in Note 3.t).

(9)	Other miscellaneous reserves from transactions made in prior years.

26.6Non-controlling Interests

The detail of non-controlling interests as of and for the years ended December 31, 2019, 2018 and 2017, is as follows:

	Non-controlling interests
		Equity		Profit (Loss)
Companies	12-31-2019%	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2019 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$
Enel Distribución Río S.A. (formerly Ampla Energía S.A.)	0.27%	2,510	2,471	192	128	(111)
Enel Distribución Ceará S.A. (formerly Coelce S.A.)	26.00%	214,442	204,985	26,753	26,409	35,633
Enel Distribución Sao Paulo	0.00%	—	68,083	26,366	907	—
Compañía Distribuidora y Comercializadora de Energía S.A.	51.70%	494,477	439,727	129,624	106,363	108,928
Emgesa S.A. E.S.P.	51.52%	747,014	675,574	193,449	178,045	154,744
Enel Distribución Peru S.A.A	16.85%	121,098	104,792	21,651	17,601	23,249
Enel Generación Peru S.A.A	16.40%	152,227	128,863	20,091	25,177	22,647
Chinango S.A.C.	33.12%	22,604	36,158	6,318	6,836	3,810
Empresa Distribuidora Sur S.A.	27.91%	223,785	177,338	50,352	25,609	3,135
Enel Generacion Costanera S.A.	24.38%	40,738	34,353	14,125	22,248	4,792
Enel Generacion El Chocón S.A.	34.31%	97,763	102,131	28,142	31,031	30,138
Inversora Dock Sud S.A.	42.86%	77,378	60,390	18,723	12,027	13,984
Central Dock Sud S.A.	29.76%	76,533	59,687	18,486	11,921	13,826
Enel Generacion Piura S.A.	3.50%	5,463	4,924	778	613	613
Enel Distribución Goias	0.12%	971	1,033	(19)	313	12
Other	-	2,896	7,383	647	449	2,071
TOTAL		2,279,899	2,107,892	555,678	465,677	417,471